Concentration risk (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue and trade receivable	10.00%	10.00%
No Vendor [Member]
IfrsStatementLineItems [Line Items]
Percentage of cost of sales	10.00%	10.00%
Percentage of trade payables	10.00%	10.00%